Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued liabilities

Accrued liabilities at March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Accrued contracts and study expenses	$1,651,214	$1,203,808
Other accrued liabilities	212,550	80,168

Total accrued liabilities	$1,863,764	$1,283,976

Accrued liabilities at December 31, 2012 and 2011 were as follows:

	2012	2011
Accrued contracts and study expenses	$1,203,808	$880,608
Other accrued liabilities	80,168	239,808

Accrued liabilities	$1,283,976	$1,120,416